Pension Plans (Tables)	6 Months Ended
Sep. 30, 2025
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the six months ended September 30, 2024 and 2025 consists of the following:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Japanese plans:
Service cost	¥2,584	¥2,222
Interest cost	¥704	¥975
Expected return on plan assets	¥(1,397)	¥(1,372)
Amortization of prior service credit	¥(36)	¥(32)
Amortization of net actuarial loss	¥(49)	¥(69)

Net periodic pension cost	¥1,806	¥1,724

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Overseas plans:
Service cost	¥1,654	¥1,371
Interest cost	¥2,070	¥2,302
Expected return on plan assets	¥(3,535)	¥(3,601)
Amortization of prior service credit	¥(162)	¥(137)
Amortization of net actuarial loss	¥2	¥(2)
Amortization of transition obligation	¥1	¥0

Net periodic pension cost	¥30	¥(67)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.